GOODWILL AND INTANGIBLE ASSETS - Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ 10,946.8	$ 11,427.4
Revenue growth rate	6.50%
Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ 0.0	$ 0.0
Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate	7.70%	7.20%
Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate	8.60%	9.80%
Terminal growth rate	2.20%